STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Automobiles & Components - .9%
Delphi Technologies	355,150	[a]	5,419,589
Banks - 6.9%
Ameris Bancorp	129,634		4,574,784
Atlantic Capital Bancshares	171,793	[a]	2,810,533
Atlantic Union Bankshares	266,344	[b]	8,602,911
First BanCorp	1,372,914		13,674,223
First Interstate BancSystem, Cl. A	216,521		7,991,790
First Merchants	126,722		4,213,506
			41,867,747
Capital Goods - 5.2%
Capitol Investment IV	517,152	[a]	5,580,070
Quanta Services	37,327		1,297,487
Simpson Manufacturing	74,746	[b]	4,547,547
Tennant Company	89,018		5,128,327
TPG Pace Holdings	471,627	[a]	5,093,572
TPI Composites	221,071	[a]	4,609,330
Wesco Aircraft Holdings	541,017	[a]	5,312,787
			31,569,120
Commercial & Professional Services - 1.6%
Covanta Holding	556,083		9,375,559
Consumer Durables & Apparel - 5.4%
Century Communities	159,905	[a,b]	4,269,463
KB Home	271,775		6,829,706
Skyline Champion	463,200	[a]	10,834,248
Taylor Morrison Home, Cl. A	278,890	[a]	5,569,433
TopBuild	63,229	[a]	5,012,163
			32,515,013
Consumer Services - 6.9%
Adtalem Global Education	278,485	[a]	12,242,201
Dave & Buster's Entertainment	287,821	[b]	14,316,217
OneSpaWorld Holdings	725,989	[a,b]	9,082,122
Penn National Gaming	325,787	[a,b]	6,141,085
			41,781,625
Diversified Financials - 5.4%
Green Dot, Cl. A	188,978	[a]	8,770,469
OneMain Holdings	422,905		12,632,172
PJT Partners, Cl. A	178,732		6,595,211
SLM	514,259		4,890,603
			32,888,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Energy - 10.1%
Ardmore Shipping	489,568	[a,b]	3,446,559
Comstock Resources	227,633	[a,b]	997,033
Delek US Holdings	380,167		11,636,912
Euronav	355,254		2,984,134
GasLog	209,302		3,013,949
Green Plains	602,703	[b]	7,865,274
Laredo Petroleum	1,228,760	[a,b]	3,243,926
Navigator Holdings	156,722	[a]	1,562,518
PBF Energy, Cl. A	287,148		7,580,707
Scorpio Tankers	365,994	[b]	9,526,824
Select Energy Services, Cl. A	868,194	[a]	9,289,676
			61,147,512
Food, Beverage & Tobacco - 1.3%
Darling Ingredients	405,190	[a]	7,658,091
Health Care Equipment & Services - 1.3%
AxoGen	381,788	[a]	7,990,823
Materials - 14.1%
Alamos Gold, Cl. A	2,801,649	[b]	13,644,031
Cabot	377,434		15,074,714
Eagle Materials	151,461		13,034,734
Iamgold	2,301,223	[a]	5,776,070
Louisiana-Pacific	473,355		10,801,961
OMNOVA Solutions	1,578,067	[a]	8,947,640
Orion Engineered Carbons	134,944		2,372,316
TimkenSteel	249,907	[a,b]	1,776,839
US Concrete	303,079	[a,b]	14,114,389
			85,542,694
Media & Entertainment - 4.0%
Criteo, ADR	469,773	[a]	8,625,032
Gray Television	71,811	[a]	1,237,304
Nexstar Media Group, Cl. A	73,770		7,388,065
Sinclair Broadcast Group, Cl. A	133,834		7,184,209
			24,434,610
Pharmaceuticals Biotechnology & Life Sciences - 9.2%
Aerie Pharmaceuticals	235,918	[a,b]	8,592,133
DBV Technologies, ADR	283,315	[a,b]	2,555,501
Flexion Therapeutics	548,425	[a,b]	6,049,128
G1 Therapeutics	69,918	[a,b]	1,465,481
Revance Therapeutics	781,386	[a]	8,415,527
SAGE Therapeutics	52,379	[a,b]	9,002,379
TherapeuticsMD	4,248,870	[a]	13,001,542
Zogenix	167,006	[a,b]	6,294,456
			55,376,147

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Real Estate - 3.0%
CoreSite Realty		55,688	[c]	6,499,903
Douglas Emmett		149,001	[c]	6,003,250
Kilroy Realty		80,564	[c]	5,938,372
				18,441,525
Software & Services - 9.7%
Bottomline Technologies		66,438	[a]	2,902,012
Cardtronics, Cl. A		436,545	[a,b]	13,183,659
Cloudera		838,055	[a,b]	7,684,964
Commvault Systems		126,532	[a]	5,826,799
EVERTEC		159,562		4,573,047
GreenSky, Cl. A		386,940	[a,b]	4,287,295
Perspecta		183,205		3,977,381
Talend, ADR		343,172	[a]	16,005,542
				58,440,699
Technology Hardware & Equipment - 3.3%
Ciena		499,634	[a]	17,457,212
Itron		43,203	[a]	2,447,450
				19,904,662
Transportation - 8.7%
Knight-Swift Transportation Holdings		393,102	[b]	10,865,339
Mesa Air Group		327,846	[a]	2,989,956
Scorpio Bulkers		954,498	[b]	4,037,527
SkyWest		328,580		19,294,218
Werner Enterprises		547,315	[b]	15,259,142
				52,446,182
Utilities - .5%
Clearway Energy, Cl. C		208,399		3,125,985
Total Common Stocks (cost $616,148,663)				589,926,038

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell 2000 ETF (cost $3,811,830)		24,228	[b]	3,533,896
	1-Day Yield (%)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,835,963)	2.4	7,835,963	[d]	7,835,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $26,165,508)	2.4	26,165,508	[d]	26,165,508
Total Investments (cost $653,961,964)		103.7%		627,461,405
Liabilities, Less Cash and Receivables		(3.7%)		(22,116,216)
Net Assets		100.0%		605,345,189

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $107,285,864 and the value of the collateral held by the fund was $112,760,755, consisting of cash collateral of $26,165,508 and U.S. Government & Agency securities valued at $86,595,247.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	589,926,038	-	-	589,926,038
Exchange-Traded Funds	3,533,896	-	-	3,533,896
Investment Companies	34,001,471	-	-	34,001,471

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized depreciation on investments was $26,500,559, consisting of $58,651,577 gross unrealized appreciation and $85,152,136 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.